Summary of Significant Accounting Policies - Summary of Companies Interim Condensed Consolidated Financial Statements (Details) - CAD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Revenues	$ 115,818	$ 159,290
Cost of revenues	(92,899)	(124,597)
Previously stated [member]
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Revenues	151,932	206,666
Cost of revenues	(129,013)	(171,973)
Increase (decrease) due to application of IFRS 15 [member]
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Revenues	36,114	47,376
Cost of revenues	$ (36,114)	$ (47,376)